Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (2,346,076)	$ (68,155,477)	$ (107,741,965)	$ (169,675,169)
Adjustments to reconcile net loss to cash used by operating activities
Stock-based compensation	0	123,754	123,754	1,536,895
Depreciation, depletion, amortization and accretion	2,823	2,867	14,107	12,300
Change in fair value of derivative and warrant liability	(1,281,706)	65,010,723	89,523,091	152,831,569
Amortization of debt discount	793,380	766,935	3,191,154	0
(Equity) deficit in earnings of unconsolidated entity	(1,097,839)	(965,910)	9,461,874	9,430,946
Changes in operating assets and liabilities
Accounts receivable	0	18,005	24,389	(17,312)
Prepaid expenses and other assets	361,796	(255,750)	0	(22,622)
Accounts payable and accrued expenses	285,325	397,969	788,110	2,489,227
Net cash used in operating activities	(1,086,619)	(1,125,064)	(4,615,486)	(3,414,166)
Cash flows from investing activities:
Loans to Viking	0	(4,297,300)	(4,922,300)	(4,100,000)
Repayments received from Viking	495,000	0	2,450,000	0
Cash paid for Viking investment			0	(11,000,000)
Net cash provided (used) in investing activities	495,000	(4,297,300)	(2,472,300)	(15,100,000)
Cash flows from financing activities:
Proceeds from issuance of Series C Preferred Stock			0	15,000,000
Redemption of Series C Preferred Stock	0	(18,850,000)	18,850,000	0
Proceeds from issuance of Series G Preferred Stock			0	5,000,000
Redemption of Series G Preferred Stock	0	(1,375,000)	(2,750,000)	0
Redemption of Series C Preferred Stock	0	18,850,000	(18,850,000)	0
Proceeds from long-term debt	0	25,000,000	25,000,000	3,500,000
Repayment of long-term debt	0	(1,000,000)	(1,000,000)	0
Net cash provided in financing activities	0	3,775,000	2,400,000	23,500,000
Net decrease in cash	(591,619)	(1,647,364)	(4,687,786)	4,985,834
Cash, beginning of period	1,166,596	5,854,382	5,854,382	868,548
Cash, end of period	574,977	4,207,018	1,166,596	5,854,382
Supplemental Cash Flow Information
Interest	290	6,002	66,710	6,002
Cash paid for:
Taxes			0	0
Supplemental Non-Cash Investing and Financing Activities
Conversion of Series C Preferred Stock			51,760,451	141,494,425
Taxes	$ 0	$ 0	0	181,718
True-up derivative settlement			24,420,597	0
Adjustment for rounding on reverse stock split			154	0
Warrants issued for debt discount			14,763,394	0
Recognition of warrant liability			5,894,179	0
Issuance of Series C Preferred Stock as investment in Viking			$ 0	$ 18,900,000